Short-Term Borrowings - Summary of Short-Term Borrowings (Parenthetical) (Detail)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Short-term Debt [Abstract]
Federal statutory rate	21.00%	21.00%	21.00%